Derivative Warrant Liabilities - Schedule of Valuation of Derivative Warrant Liabilities (Details) (Parenthetical)			12 Months Ended
	Sep. 04, 2018	Nov. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split
September 4, 2018 [Member]
Reverse stock split			1:15 reverse Stock Split	1:15 reverse Stock Split	1:15 reverse Stock Split